Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings	$ 2,970	$ 3,087
Items that will be subsequently reclassified to net earnings
Net change in value of available-for-sale financial assets, net of income taxes of nil for 2017 and 2016	0	(7)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $21 million and $24 million for 2017 and 2016, respectively	(65)	(68)
Items that will not be reclassified to net earnings
Actuarial losses on post-employment benefit plans, net of income taxes of $92 million and $71 million for 2017 and 2016, respectively	(246)	(191)
Other comprehensive loss	(311)	(266)
Total comprehensive income	2,659	2,821
Total comprehensive income attributable to:
Common shareholders	2,477	2,630
Preferred shareholders	128	137
Non-controlling interest	$ 54	$ 54